Consolidated Statement of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues	$ 107,875	$ 90,049	$ 70,193
Cost of sales (exclusive of amortization of intangible assets)	(38,242)	(34,908)	(26,264)
Gross profit	69,633	55,141	43,929
Research and development expenses	(10,350)	(10,552)	(6,376)
Selling and marketing expenses	(42,564)	(40,981)	(36,915)
General and administrative expenses	(26,928)	(22,801)	(23,010)
Amortization of intangible assets	(5,192)	(4,905)	(4,494)
Other operating income (expense), net	993	(624)	(461)
Operating loss	(14,408)	(24,722)	(27,327)
Financial income	2,062	2,357	2,570
Financial expenses	(23,030)	(15,322)	(18,342)
Loss before income tax	(35,376)	(37,687)	(43,099)
Income tax benefit (expense)	1,857	(382)	(1)
Loss for the year attributable to owners of the parent	$ (33,519)	$ (38,069)	$ (43,100)
Loss per share attributable to owners of the parent
Basic (in Dollars per share)	$ (0.67)	$ (1.16)	$ (1.66)
Diluted (in Dollars per share)	$ (0.67)	$ (1.16)	$ (1.66)